SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2018
Share Purchase Warrants
SHARE PURCHASE WARRANTS

A continuity summary of the issued and outstanding share purchase warrants in terms of common shares of the Company and the associated dollar amounts is presented below:

Weighted
	Average	Number of
	Exercise	Common	Fair
	Price Per	Shares	Value
(in thousands except share amounts)	Share (CAD)	Issuable	Amount

Balance-January 1, 2017	$-	-	$-

February 2017 warrants issued	1.27	1,673,077	435
Balance-December 31, 2017 and 2018	$1.27	1,673,077	$435

The February 2017 warrants were issued in conjunction with the APG Arrangement (see note 14) and expire on February 14, 2020.